John Hancock
Government Income Fund
Quarterly portfolio holdings 8/31/2020

Fund’s investments
As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 88.9%				$291,960,715
(Cost $277,390,633)
U.S. Government 60.4%				198,268,556
U.S. Treasury
Bond	1.125	05-15-40	9,000,000	8,835,469
Bond	1.125	08-15-40	1,000,000	977,344
Bond	2.000	02-15-50	2,850,000	3,207,586
Bond	2.375	11-15-49	10,925,000	13,272,168
Bond	2.500	02-15-45	4,500,000	5,498,613
Bond	2.875	05-15-43	4,450,000	5,768,660
Bond	2.875	11-15-46	8,345,000	10,959,658
Bond	3.125	08-15-44	7,475,000	10,103,806
Note	0.125	05-15-23	3,000,000	2,998,125
Note	0.250	06-15-23	27,850,000	27,930,504
Note	0.250	06-30-25	17,500,000	17,490,430
Note	0.250	07-31-25	2,500,000	2,497,852
Note	0.500	04-30-27	1,250,000	1,252,930
Note	0.500	05-31-27	4,200,000	4,207,547
Note	0.625	03-31-27	2,500,000	2,527,246
Note	0.625	05-15-30	3,850,000	3,823,531
Note	1.125	02-28-22	2,500,000	2,536,426
Note	1.125	02-28-25	5,000,000	5,198,047
Note	1.125	02-28-27	1,500,000	1,565,215
Note	1.500	02-15-30	10,650,000	11,458,734
Note	1.750	12-31-24	36,800,000	39,200,618
Note	1.750	11-15-29	5,750,000	6,315,117
Note	3.000	10-31-25	9,350,000	10,642,930
U.S. Government Agency 28.5%				93,692,159
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	04-01-43	913,396	993,305
30 Yr Pass Thru	3.000	10-01-49	925,034	979,855
30 Yr Pass Thru	3.500	12-01-44	2,936,957	3,224,782
30 Yr Pass Thru	3.500	02-01-47	1,189,467	1,276,299
30 Yr Pass Thru	3.500	11-01-47	3,056,514	3,231,778
30 Yr Pass Thru	3.500	03-01-48	1,827,237	1,929,721
30 Yr Pass Thru	3.500	06-01-49	1,290,495	1,366,913
30 Yr Pass Thru	4.000	12-01-40	617,788	679,750
30 Yr Pass Thru	4.000	01-01-41	668,052	735,055
30 Yr Pass Thru	4.000	01-01-41	764,182	840,827
30 Yr Pass Thru	4.000	11-01-43	1,049,135	1,154,360
30 Yr Pass Thru	4.000	12-01-46	1,160,540	1,263,474
30 Yr Pass Thru	4.000	06-01-47	1,089,387	1,181,457
Note	0.375	04-20-23	5,000,000	5,023,227
Note	0.450	08-04-23	1,400,000	1,398,764
Note	0.800	06-09-25	3,000,000	3,000,246
Note	0.800	07-30-25	3,000,000	3,000,109
Note	0.850	07-09-25	3,500,000	3,500,018
Note	0.900	06-30-25	5,000,000	5,002,603
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	1,053,293	1,114,250
30 Yr Pass Thru	3.000	10-01-49	2,306,550	2,443,243
30 Yr Pass Thru	3.000	11-01-49	2,212,487	2,337,382
30 Yr Pass Thru	3.000	11-01-49	2,287,583	2,423,151
30 Yr Pass Thru	3.500	07-01-43	1,680,670	1,853,197
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-44	785,898	$867,064
30 Yr Pass Thru	3.500	01-01-45	3,743,103	4,144,892
30 Yr Pass Thru	3.500	04-01-45	3,521,582	3,828,060
30 Yr Pass Thru	3.500	07-01-47	1,257,125	1,333,139
30 Yr Pass Thru	3.500	05-01-48	1,257,003	1,364,435
30 Yr Pass Thru	3.500	10-01-49	1,597,197	1,688,783
30 Yr Pass Thru	4.000	09-01-40	1,758,427	1,939,632
30 Yr Pass Thru	4.000	12-01-40	1,213,724	1,335,077
30 Yr Pass Thru	4.000	09-01-41	1,247,055	1,374,859
30 Yr Pass Thru	4.000	10-01-41	1,207,381	1,342,815
30 Yr Pass Thru	4.000	01-01-42	623,508	693,448
30 Yr Pass Thru	4.000	07-01-42	1,481,949	1,647,256
30 Yr Pass Thru	4.000	11-01-42	2,916,367	3,207,048
30 Yr Pass Thru	4.000	11-01-43	2,642,555	2,941,453
30 Yr Pass Thru	4.000	12-01-43	1,384,390	1,524,539
30 Yr Pass Thru	4.500	08-01-40	1,185,059	1,330,590
30 Yr Pass Thru	4.500	06-01-41	2,117,732	2,366,549
30 Yr Pass Thru	4.500	07-01-41	2,011,916	2,248,301
30 Yr Pass Thru	4.500	11-01-41	360,304	402,637
30 Yr Pass Thru	4.500	02-01-42	1,258,774	1,401,556
30 Yr Pass Thru	4.500	04-01-48	1,558,829	1,712,752

Note	0.625	04-22-25	5,000,000	5,043,508
Collateralized mortgage obligations 9.0%				$29,651,523
(Cost $30,237,979)
Commercial and residential 1.7%				5,664,241
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1 (A)(B)	3.000	09-25-64	1,426,341	1,499,432
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR2, Class XA IO	1.788	08-15-45	3,721,806	86,927
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (A)	1.582	07-05-32	4,700,897	105,058
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA	3.500	08-25-57	1,948,387	2,098,559
Series 2019-1, Class MA	3.500	07-25-58	1,455,929	1,572,925
Series 2020-2, Class MA	2.000	11-25-59	291,995	301,340
U.S. Government Agency 7.3%				23,987,282
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	3,614,545	3,865,743
Series 4459, Class CA	5.000	12-15-34	87,925	96,836
Series K017, Class X1 IO	1.433	12-25-21	3,340,297	36,915
Series K018, Class A2	2.789	01-25-22	1,832,262	1,874,969
Series K018, Class X1 IO	1.433	01-25-22	3,089,954	37,814
Series K022, Class X1 IO	1.313	07-25-22	8,546,452	148,142
Series K026, Class X1 IO	1.088	11-25-22	4,160,819	70,621
Series K030, Class X1 IO	0.286	04-25-23	46,173,976	190,103
Series K032, Class A1	3.016	02-25-23	586,828	605,480
Series K038, Class X1 IO	1.276	03-25-24	6,566,355	220,293
Series K048, Class X1 IO	0.366	06-25-25	5,035,227	53,178
Series K050, Class X1 IO	0.452	08-25-25	72,257,461	1,068,803
Series K053, Class X1 IO	1.024	12-25-25	27,638,065	1,150,622
Series K054, Class X1 IO	1.309	01-25-26	21,510,699	1,185,543
Series K715, Class X1 IO	1.240	01-25-21	30,657,596	70,230
Series K716, Class A2	3.130	06-25-21	567,282	574,308
Series K718, Class X1 IO	0.723	01-25-22	20,175,633	111,725
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K720, Class X1 IO	0.637	08-25-22	62,494,426	$416,807
Series K722, Class X1 IO	1.439	03-25-23	26,116,834	659,223
Series K725, Class A1	2.666	05-25-23	1,123,339	1,157,338
Series KSMC, Class A2	2.615	01-25-23	2,000,000	2,096,695
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	87,360	91,306
Series 2013-40, Class DG	2.000	06-25-37	359,611	360,392
Series 2014-44, Class DA	3.000	07-25-36	847,190	911,256
Series 2014-49, Class CA	3.000	08-25-44	783,440	832,491
Series 2018-M7, Class A1 (B)	3.150	03-25-28	1,837,009	2,023,438
Government National Mortgage Association
Series 2012-114, Class IO	0.773	01-16-53	1,339,578	44,239
Series 2013-30, Class A	1.500	05-16-42	390,078	391,583
Series 2015-7, Class IO	0.734	01-16-57	13,261,078	565,031
Series 2017-109, Class IO	0.571	04-16-57	2,384,317	108,153
Series 2017-124, Class IO	0.666	01-16-59	2,557,490	135,521
Series 2017-140, Class IO	0.618	02-16-59	1,492,213	75,521
Series 2017-20, Class IO	0.730	12-16-58	3,873,144	198,135
Series 2017-41, Class IO	0.745	07-16-58	2,492,133	135,270
Series 2017-46, Class IO	0.595	11-16-57	2,843,910	137,539
Series 2017-54, Class IO	0.618	12-16-58	16,837,218	889,007
Series 2017-61, Class IO	0.772	05-16-59	1,766,592	106,555
Series 2017-74, Class IO	0.715	09-16-58	2,773,962	128,872
Series 2017-89, Class IO	0.757	07-16-59	3,168,832	192,270
Series 2018-114, Class IO	0.555	04-16-60	3,419,488	180,042
Series 2018-68, Class A	2.850	04-16-50	656,142	679,872

Series 2018-9, Class IO	0.544	01-16-60	2,100,492	109,401
Asset backed securities 0.9%				$2,830,432
(Cost $2,802,199)
Asset backed securities 0.9%				2,830,432
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(C)	0.415	07-25-36	166,076	165,093
Pennsylvania Higher Education Assistance Agency Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (C)	0.375	10-25-36	820,729	799,964
TAL Advantage V LLC Series 2014-1A, Class A (A)	3.510	02-22-39	136,500	136,683
Towd Point Mortgage Trust
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	93,438	96,070
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	72,696	74,781
Series 2017-3, Class A1 (A)(B)	2.750	07-25-57	982,092	1,011,577
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (A)(C)	0.775	02-25-57	547,962	546,264

	Yield (%)	Shares	Value
Short-term investments 0.7%			$2,283,743
(Cost $2,283,653)
Short-term funds 0.7%			2,283,743
John Hancock Collateral Trust (D)	0.2611(E)	228,130	2,283,743

Total investments (Cost $312,714,464) 99.5%	$326,726,413
Other assets and liabilities, net 0.5%	1,571,278
Total net assets 100.0%	$328,297,691

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-20.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	91	Long	Dec 2020	$20,099,804	$20,106,023	$6,219
5-Year U.S. Treasury Note Futures	101	Long	Dec 2020	12,713,579	12,729,156	15,577
						$21,796
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
6	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$291,960,715	—	$291,960,715	—
Collateralized mortgage obligations	29,651,523	—	29,651,523	—
Asset backed securities	2,830,432	—	2,830,432	—
Short-term investments	2,283,743	$2,283,743	—	—
Total investments in securities	$326,726,413	$2,283,743	$324,442,670	—
Derivatives:
Assets
Futures	$21,796	$21,796	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	228,130	$5,396,628	$59,256,308	$(62,368,349)	$(1,134)	$290	$4,510	—	$2,283,743
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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